LORD ABBETT MUNICIPAL INCOME FUND

Lord Abbett California Tax Free Fund

Lord Abbett High Yield Municipal Bond Fund

Supplement dated May 2, 2014 to the

Prospectus dated February 1, 2014

The following tables replace the corresponding tables in the Funds’ respective subsections under “Management – Portfolio Managers” on pages 48 and 57 of the prospectus:

High Yield Municipal Bond Fund:

Portfolio Manager/Title	Member of the Investment Management Team Since
Daniel S. Solender, Partner and Director	2006

California Tax Free Fund:

Portfolio Manager/Title	Member of the Investment Management Team Since
Daniel S. Solender, Partner and Director	2006

The following paragraphs replace the second and third paragraphs under “Management and Organization of the Funds – Portfolio Managers” on pages 92 and 93 of the prospectus:

Daniel S. Solender, Partner and Director, joined Lord Abbett as a member of the municipal team in 2006. Assisting Mr. Solender are Philip B. Herman and Daniel T. Vande Velde. Mr. Herman, Portfolio Manager, joined Lord Abbett in 2007 and became a member of the municipal team in 2010. Mr. Vande Velde, Partner and Portfolio Manager, joined Lord Abbett and became a member of the municipal team in 2007.

Mr. Solender is primarily responsible for the day-to-day management of the AMT Free Municipal Bond Fund, the High Yield Municipal Bond Fund, the California Tax Free Fund, and the National Tax Free Fund. Messrs. Solender and Herman are jointly and primarily responsible for the day-to-day management of the New Jersey Tax Free Fund and the New York Tax Free Fund. Messrs. Messrs. Solender and Vande Velde are jointly and primarily responsible for the day-to-day management of the Intermediate Tax Free Fund and the Short Duration Tax Free Fund.

Please retain this document for your future reference.

LORD ABBETT MUNICIPAL INCOME FUND Lord Abbett California Tax Free Fund Lord Abbett High Yield Municipal Bond Fund

Supplement dated May 2, 2014 to the

Statement of Additional Information dated February 1, 2014

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1.                  The following paragraph replaces the second paragraph in the subsection titled “Investment Advisory and Other Services – Portfolio Managers” on page 5-4 of the SAI:

Daniel S. Solender heads the investment management team of the Funds. Mr. Solender is primarily responsible for the day-to-day management of AMT Free Municipal Bond Fund, High Yield Municipal Bond Fund, California Tax Free Fund and National Tax Free Fund. Mr. Solender and Philip B. Herman are jointly and primarily responsible for the day-to-day management of New Jersey Tax Free Fund and New York Tax Free Fund. Mr. Solender and Daniel T. Vande Velde are jointly and primarily responsible for the day-to-day management of Short Duration Tax Free Fund and Intermediate Tax Free Fund.

2.                  The following rows replace the applicable rows of the corresponding table on page 5-5 of the SAI in the subsection titled “Investment Advisory and Other Services – Portfolio Managers”:

Fund	Name	Other Accounts Managed (#Total Net Assets+)
		Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
High Yield Municipal Bond Fund	Daniel S. Solender	7 / $8,553	0 / $0	7,932 / $6,132
California Fund	Daniel S. Solender	7 / $10,039	0 / $0	7,932 / $6,132

+ Total net assets are in millions.

3.                  The following rows replace the applicable rows of the corresponding table beginning on page 5-6 of the SAI in the subsection titled “Investment Advisory and Other Services – Holdings of Portfolio Managers”:

Fund	Name	Dollar Range of Shares in the Funds
		None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
High Yield Municipal Bond Fund	Daniel S. Solender					X
California Fund	Daniel S. Solender	X

Please retain this document for your future reference.